Commitments and Contingencies (Tables)	12 Months Ended
Sep. 27, 2014
Changes in Accrued Warranties and Related Costs

The following table shows changes in the Company’s accrued warranties and related costs for 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Beginning accrued warranty and related costs	$2,967	$1,638	$1,240
Cost of warranty claims	(3,760)	(3,703)	(1,786)
Accruals for product warranty	4,952	5,032	2,184

Ending accrued warranty and related costs	$4,159	$2,967	$1,638

Future Minimum Lease Payments under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases having remaining terms in excess of one year as of September 27, 2014, are as follows (in millions):

2015	$662
2016	676
2017	645
2018	593
2019	534
Thereafter	1,877

Total	$4,987